PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of the net benefit costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans
Employee costs:
Service costs	$ 14.2	$ 10.2	$ 22.7
Plan amendments, administrative fees and other	1.0	0.7	0.6
Interest on net defined benefit liability	0.8	0.1	2.0
Net benefit costs	16.0	11.0	25.3
Postretirement defined benefit plans
Employee costs:
Service costs	0.4	0.4	0.9
Plan amendments, administrative fees and other	(0.2)		(2.0)
Interest on net defined benefit liability	0.9	0.9	$ 1.1
Net benefit costs	$ 1.1	$ 1.3